Document and Entity Information Document and Entity Information	Aug. 14, 2026
Document Entity Information [Line Items]
Amendment Flag	false
Entity Emerging Growth Company	false
Written Communications	false
Document Type	8-K
Entity File Number	1-11459
Entity Registrant Name	PPL Corporation
Entity Tax Identification Number	23-2758192
Entity Address, Address Line One	645 Hamilton Street
Entity Address, City or Town	Allentown,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101
City Area Code	(610)
Local Phone Number	774-5151
Document Period End Date	Aug. 14, 2026
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000922224
Common Stock [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE
Corporate Units
Document Entity Information [Line Items]
Title of 12(b) Security	Corporate Units of PPL Corporation
Trading Symbol	PPLC
Security Exchange Name	NYSE
PPL Electric Utilities Corp [Member]
Document Entity Information [Line Items]
Entity Incorporation, State or Country Code	PA
Louisville Gas And Electric Co [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	1-2893
Entity Registrant Name	Louisville Gas and Electric Company
Entity Tax Identification Number	61-0264150
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	820 West Broadway
Entity Address, City or Town	Louisville,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202
City Area Code	(502)
Local Phone Number	627-2000
Entity Central Index Key	0000060549
Kentucky Utilities Co [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Emerging Growth Company	false
Entity File Number	1-3464
Entity Registrant Name	Kentucky Utilities Company
Entity Tax Identification Number	61-0247570
Entity Incorporation, State or Country Code	KY
Entity Incorporation, State or Country Code	Virginia
Entity Address, Address Line One	One Quality Street
Entity Address, City or Town	Lexington,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507-1462
City Area Code	(502)
Local Phone Number	627-2000
Entity Central Index Key	0000055387